Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities	The consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities as of September 30, 2024:
Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
China EZGO Group Ltd. (“EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”)	August 6, 2021	PRC	100%	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou EZGO Enterprise Management Co., Ltd., and Changzhou Jiekai Enterprise Management Co., Ltd., “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	60%	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100%	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repairment

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87% owned by VIE	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100% owned by VIE	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51% owned by VIE	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

Schedule of Financial Information Of The Vie And Its Subsidiaries	The following financial information of the VIE and its subsidiaries were included in the accompanying CFS as of September 30, 2023 and 2024 and for the fiscal years ended September 30, 2022, 2023 and 2024:
	As of September 30,
	2023	2024
Cash	$583,260	$54,365
Restricted cash	875	842
Amounts due from EZGO and its subsidiaries	16,089,824	11,345,913
Accounts receivable, net	1,502,688	518,301
Amounts due from related companies	4,828,546	4,578,844
Others	2,316,709	1,447,790
Total current assets	25,321,902	17,946,055
Total non-current assets	3,050,821	1,602,614
Total assets	$28,372,723	$19,548,669

Amounts due to EZGO and its subsidiaries	$2,954,404	$248,160
Accounts payable	936,041	1,067,018
Accrued expenses and other payables	4,578,885	3,711,732
Income tax payable	710,983	726,796
Current liabilities of discontinued operation	693,843	737,163
Others	823,984	531,854
Total current liabilities	10,698,140	7,022,723
Long-term loan from EZGO and its subsidiaries	12,061,404	9,575,923
Lease liabilities, non-current	-	23,069
Total non-current liabilities	12,061,404	9,598,992
Total liabilities	$22,759,544	$16,621,715
	Year Ended September 30,
	2022	2023	2024
Net revenues	$12,805,906	$6,757,558	$2,912,265
Loss from operations	(4,273,622)	(1,605,292)	(1,883,571)
Other expenses, net	(872,639)	(2,180,789)	(972,576)
Net loss from continuing operations	(5,781,108)	(3,800,165)	(2,866,472)
(Loss) income from discontinued operation, net of tax	(81,605)	573	-
Net loss	(5,862,713)	(3,799,592)	(2,866,472)
Net loss attributable to EZGO’s shareholders	(4,857,681)	(3,478,102)	(2,243,597)

Net cash (used in) provided by operating activities	(49,082)	6,346,133	(582,781)
Net cash (used in) provided by investing activities	(8,618,188)	(5,997,989)	6,869,621
Net cash provided by (used in) financing activities	6,578,924	(1,696,888)	(6,312,452)